GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Feb. 25, 2017
GOODWILL AND INTANGIBLE ASSETS

NOTE 5—GOODWILL AND INTANGIBLE ASSETS

The following table summarizes the changes in the Company’s goodwill balances (in millions):

	February 25, 2017	February 27, 2016
Balance at beginning of year	$1,131.1	$1,013.8
Acquisitions and related adjustments(1)	36.7	117.3

Balance at end of year	$1,167.8	$1,131.1

(1)	Fiscal 2015 includes a $13.5 million adjustment to deferred income tax liabilities assumed in the Safeway acquisition.

The Company’s Intangible assets consisted of the following (in millions):

		February 25, 2017			February 27, 2016
	Estimated useful lives (Years)	Gross carrying amount	Accumulated amortization	Net	Gross carrying amount	Accumulated amortization	Net
Trade names	40	$1,910.9	$(123.4)	$1,787.5	$1,900.8	$(72.7)	$1,828.1
Beneficial lease rights	12	936.1	(280.6)	655.5	911.4	(201.7)	709.7
Customer prescription files	5	1,468.4	(784.4)	684.0	1,437.9	(495.2)	942.7
Covenants not to compete	5	3.5	(1.9)	1.6	3.4	(1.4)	2.0
Internally developed software	5	468.6	(170.1)	298.5	422.7	(85.8)	336.9

Total finite-lived intangible assets		4,787.5	(1,360.4)	3,427.1	4,676.2	(856.8)	3,819.4
Liquor licenses and restricted covenants	Indefinite	70.7	—	70.7	63.1	—	63.1

Total intangible assets, net		$4,858.2	$(1,360.4)	$3,497.8	$4,739.3	$(856.8)	$3,882.5

Amortization expense for intangible assets with finite useful lives was $512.7 million, $497.6 million and $201.2 million for fiscal 2016, 2015 and 2014, respectively. Estimated future amortization expense associated with the net carrying amount of intangibles with finite lives is as follows (in millions):

Fiscal Year	Amortization Expected
2017	$509.1
2018	408.9
2019	373.8
2020	137.0
2021	120.1
Thereafter	1,878.2

Total	$3,427.1

During fiscal 2016, 2015 and 2014, the Company had intangible asset impairment charges of $7.1 million, $4.3 million and $39.2 million, respectively. The majority of the fiscal 2014 impairment charges were related to the divestiture of the Albertsons stores.

The Company had long-term liabilities for unfavorable operating lease intangibles related to above-market leases of $532.8 million and $630.0 million as of February 25, 2017 and February 27, 2016, respectively. Amortization of unfavorable operating leases recorded as a reduction of expense, was $97.9 million, $117.2 million and $51.8 million for fiscal 2016, 2015 and 2014, respectively.